UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2003

                  Date of reporting period: December 31, 2003



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2003
                               Table of Contents

Letter to Shareholders                                           3
Portfolio Transactions (unaudited)                               4
Fund Performance                                                 6
Investment Sectors                                               8
Schedule of Investments                                          9
Financial Statements                                             13
Notes to the Financial Statements                                17
Report of Ernst & Young Independent Auditors                     20
Trustees & Officers                                              21

Dear Fellow Shareholders:

As I write, the year 2003 seems like ancient history, moving rapidly, as we are, into the Presidential primaries and an upcoming election year.
In fact, 2003 was a signi.cant year for the fund as we posted a total return of +28.4%, just shy of the +28.7% recorded by the S&P 500. The year 2003 also put an end to a three-year market decline and seems to have restored some stability in the equity markets as a whole.
Throughout this three year market decline, and last year, our aims and objectives remained the same - namely to buy and hold well-managed companies whose business affords a healthy outlook for significant growth in revenues and earnings.

During the past year, we have not hesitated to trim the sails and alter our course with some of the holdings inasmuch as economic and market conditions change quickly. However, as I am sure you will see with a quick look at this report, we have our shareholder funds spread over fifty-four interesting investments which we believe will serve you well over the foreseeable future.

I would be remiss not to mention the Securities and Exchange
Commission and the New York State investigations of the mutual fund industry, its practices and the sad findings that a number of firms have violated the con.dence shareholders have placed in them. Northeast
Investors Growth Fund has in place procedures and agreements designed to prevent so-called "late trading", and we do not believe your fund has been the victim of any late trading activities, nor, to our knowledge, have any of our employees bought or sold your fund in an unauthorized way. As a noload fund, we have not paid anyone to sell our shares, nor have we experienced any detrimental short-term trading in the fund itself. Said simply, to the best of our knowledge, we are managing the fund in accordance with the rules of the road.

Effective March 1, 2004 we are moving our offices - a mere three blocks away - to 150 Federal Street, Boston - with a different zip code - 02110. Our telephone numbers and all else remain the same. We have outgrown our current space and look forward to this change and the freshness that it brings.

As always, please write or call me directly with any questions or comments you might have. Our daily closing price is the bottom line and of keen concern to me personally.

                        Ever sincerely,
                        William A. Oates, Jr.
                        President

February 19, 2004

Portfolio Transactions (unaudited)
January 1, 2003-December 31, 2003
Additions to Existing Holdings


                                               Additions       Now Own
3M Co.                                          17,300          49,000
Analog Devices                                  28,000          64,000
Citigroup, Inc.                                 71,500          115,500
Medtronic, Inc.                                 10,000          49,800
Microsoft Corp.                                 70,000          184,000

New Holdings
                                                                Now Own
Banknorth Group, Inc.                                           31,000
Barr Pharmaceuticals, Inc.                                      34,200
Boston Scientific Corp.                                         61,500
Cisco Systems, Inc.                                             133,000
Comcast Corp., Class A                                          48,900
Corning, Inc.                                                   394,000
Dell, Inc.                                                      67,200
Ebay, Inc.                                                      43,000
Gilead Sciences, Inc.                                           38,000
Home Depot, Inc.                                                46,000
Iron Mountain, Inc.                                             39,050
Teva Pharmaceutical Industries, LTD.                            35,100
Time Warner, Inc.                                               133,000
XM Satellite Radio Holdings, Class A                            86,000
Zimmer Holdings                                                 47,800

Eliminations/Reductions of Holdings
                                                Sold            Now Own
Abbott Laboratories                             36,000          37,000
American International Group                    53,569          0
Bank One Corp.                                  25,000          57,000
Berkshire Hathaway, Inc., Class B               1,450           0
Bristol-Myers Squibb Co.                        69,800          0
Brown-Forman Corp., Class B                     22,800          0
ChevronTexaco Corp.                             6,700           21,800
Chubb Corp.                                     32,500          0
Eaton Vance Corp.                               84,000          113,000
Eli Lilly & Co.                                 15,000          21,900
Exxon Mobil Corp.                               14,000          115,882
Fifth Third Bancorp.                            20,000          59,050
First Data Corp.                                39,000          68,000
FleetBoston Financial Corp.                     33,000          110,634
General Electric Co.                            19,300          154,500
Intel Corp.                                     26,000          128,400
International Business Machines Corp.           13,000          41,800
John Hancock Financial Services                 148,000         0
Johnson & Johnson                               9,000           52,400
Lowe's Companies, Inc.                           46,500          0
Mellon Financial Corp.                          33,000          122,500
Merck & Co., Inc.                               60,400          0
Pfizer, Inc.                                    34,000          121,731
Proctor & Gamble Co.                            5,600           34,200
Schering-Plough Corp.                           101,600         0
State Street Corp.                              54,000          81,400
Sysco Corp.                                     36,000          36,000
United Parcel Service, Inc.                     8,000           29,500
Viacom, Inc., Class A                           46,000          0
Wal-Mart Stores, Inc.                           21,000          76,600
Walt Disney Co.                                 119,000         142,000
Zions Bancorporation                            17,000          74,400

Average Annual Total Return
One year ended December 31, 2003                                 28.39%
Five years ended December 31, 2003                               -2.01%
Ten years ended December 31, 2003                                10.88%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on January 1, 1994 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's 2003 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
Northeast
Investors      $9,993 $13,636 $16,991 $23,325 $31,102 $40,162 $34,154 $28,296 $21,882 $28,094
Growth
Fund

Standard
& Poor's       $10,128 $13,888 $17,037 $22,677 $29,103 $35,226 $32,021 $28,217 $21,981 $28,285
500 Index

Returns and Per Share Data

                       Year Ended December 31,
                        1994    1995    1996    1997    1998    1999    2000    2001    2002     2003
Net Asset Value         8.13    10.59   12.15   15.84   20.47   26.08   20.23   15.43   11.91   15.26
Income Dividend         0.06    0.07    0.05    0.06    0.05    0.02    0.00    0.00    0.02    0.03
Capital Gains Dist.     0.17    0.44    0.98    0.77    0.55    0.31    2.05    1.44    0.00    0.00
NEIG Return (%)         -0.07   36.46   24.60   37.28   33.34   29.13   -14.96  -17.15  -22.67  28.39
S&P 500 Return (%)      1.28    37.12   22.68   33.10   28.34   21.04   -9.10   -11.88  -22.10  28.68

Table Omitted

Ten Largest Investment Holdings
December 31, 2003
Ten Largest Investment Holdings
                                                                    Market
                                                         Cost       Value
Citigroup, Inc.                                          $4,178,969 $5,606,370
Microsoft Corp.                                           7,256,553  5,036,080
FleetBoston Financial Corp.                               4,072,406  4,829,174
General Electric Co.                                      5,556,965  4,786,410
Exxon Mobil Corp.                                         4,437,477  4,751,162
Zions Bancorporation                                      4,121,592  4,563,696
Pfizer, Inc.                                              4,628,401  4,300,756
State Street Corp.                                        3,117,209  4,239,312
3M Co.                                                    2,727,544  4,166,470
Eaton Vance Corp.                                         2,580,247  4,140,320

Investment Sectors As a Percentage of Net Assets

Integrated Oil & Gas                                                    7.85%
Pharmaceuticals/Drug                                                    10.52%
Conglomerate                                                            6.33%
Banks                                                                   11.65%
Other                                                                   48.97%
Semiconductors                                                          4.97%
Communications Equipment                                                5.18%
Health Care Equipment                                                   5.68%
Financial/Custody                                                       13.87%
Computer Hardware                                                       4.35%

Market value of securities equals 119.37% of Net Assets.

Chart Omitted

Schedule of Investments December 31, 2003
                                                Number          Market                  Percent
Common Stocks                                   of              Value                   of Net
Name of Issuer                                  Shares          (Note B)                Assets

Air Freight & Logistics
United Parcel Service, Inc.                     29,500          $ 2,199,225             1.55%

Application Software
Intuit, Inc.*^                                  27,500            1,453,650             1.03%

Asset Management & Custodian
Mellon Financial Corp.                          122,500           3,933,475
State Street Corp.                              81,400            4,239,312
                                                                -----------
                                                                  8,172,787             5.77%
Biotechnology
Amgen, Inc.^                                    39,000            2,409,810
Gilead Sciences, Inc.^                          38,000            2,214,640
                                                                -----------
                                                                  4,624,450             3.27%
Broadcast Cable TV
Comcast Corp., Class A^                         48,900            1,603,431
Cox Communications, Inc.^#                      66,000            2,273,700
                                                                -----------
                                                                  3,877,131             2.74%
Communications Equipment
Cisco Systems, Inc.                             133,000           3,222,590
Corning, Inc.*#                                 394,000           4,109,420
                                                                -----------
                                                                  7,332,010             5.18%
Computer & Electronics
Best Buy Co., Inc.                              51,000            2,664,240             1.88%

Computer Hardware
Dell, Inc.^                                     67,200            2,283,456
International Business Machines Corp.           41,800            3,874,024
                                                                -----------
                                                                  6,157,480             4.35%
Conglomerate
3M Co.*                                         49,000            4,166,470
General Electric Co.*                           154,500           4,786,410
                                                                -----------
                                                                  8,952,880             6.33%
Consumer Finance
American Express Co.                            35,500            1,712,165             1.21%

Data Processing
First Data Corp.                                68,000            2,794,120
Iron Mountain, Inc.^                            39,050            1,544,037
                                                                -----------
                                                                  4,338,157             3.06%
Diversified Banks
Bank One Corp.*                                 57,000            2,598,630
FleetBoston Financial Corp.*                    110,634           4,829,174
                                                                -----------
                                                                  7,427,804             5.25%
Diversified Chemical
Cabot Corp.                                     82,000            2,610,880             1.85%

Diversified Financial Services
Citigroup, Inc.*                                115,500           5,606,370             3.96%

Semiconductors
Analog Devices#                                 64,000            2,921,600
Intel Corp.*                                    128,400           4,115,220
                                                                -----------
                                                                  7,036,820             4.97%
Financial Services Misc.
Eaton Vance Corp.                               113,000           4,140,320             2.92%

Food Distributors
Sysco Corp.                                     36,000            1,340,280             0.95%

Food Retail
Whole Foods Market, Inc.                        56,200            3,772,706             2.67%

Health Care Equipment
Boston Scientific Corp.^                        61,500            2,260,740
Medtronic, Inc.                                 49,800            2,420,778
Zimmer Holdings^                                47,800            3,365,120
                                                                -----------
                                                                  8,046,638             5.68%

Home Improvement Retail
Home Depot, Inc.                                46,000            1,632,540             1.15%

Household Products
Proctor & Gamble                                34,200            3,415,896             2.41%

Internet Retail
Ebay, Inc.^                                     43,000            2,778,230             1.96%

Integrated Oil & Gas
B P Amoco, PLC                                  51,200            2,526,720
ChevronTexaco Corp.                             21,800            1,883,302
Exxon Mobil Corp.*                              115,882           4,751,162
Royal Dutch Petroleum                           37,200            1,948,908
                                                                -----------
                                                                 11,110,092             7.85%

Major Regional Banks
Banknorth Group, Inc.^                          31,000            1,008,430
Fifth Third Bancorp                             59,050            3,489,855
Zions Bancorporation                            74,400            4,563,696
                                                                -----------
                                                                  9,061,981             6.40%

Managed Health
Anthem, Inc.^#                                  18,500            1,387,500             0.98%

Movies & Entertainment
Time Warner, Inc.^                              133,000           2,392,670
Walt Disney Co.*                                142,000           3,312,860
                                                                -----------
                                                                  5,705,530             4.03%

Personal Products
Gillette Co.                                    81,000            2,975,130             2.10%

Pharmaceuticals/Drug
Abbott Laboratories*                            37,000            1,724,200
Barr Pharmaceuticals, Inc.^#                    34,200            2,631,690
Eli Lilly & Co.                                 21,900            1,540,227
Johnson & Johnson*                              52,400            2,706,984
Pfizer, Inc.                                    121,731           4,300,756
Teva Pharmaceutical Industries, LTD             35,100            1,990,521
                                                                -----------
                                                                 14,894,378            10.52%

Radio
XM Satellite Radio Holdings, Class A^#          86,000            2,260,940             1.60%

Retail-General
Wal-Mart Stores, Inc.                           76,600            4,063,630             2.87%

Soft Drinks
PepsiCo, Inc.                                   54,100            2,522,142             1.78%

Systems Software
Microsoft Corp.                                 184,000           5,036,080             3.56%

Total Common Stocks (Cost-$133,616,114)                         158,310,062           111.83%

Cash Equivalents
Dreyfus Cash Management Plus Fund+-0.93535%   6,500,000         $ 6,500,000
Merrimac Cash Fund-Premium Class+-0.9764%     4,169,999           4,169,999
Total Cash Equivalents (Cost-$10,669,999)                       $10,669,999             7.54%
Total Investment Portfolio (Cost-$144,286,113)                  168,980,061           119.37%
Total Assets and Liabilities                                    (27,419,518)          -19.37%
Total Net Assets                                               $141,560,543           100.00%

* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# Currently out on loan
+ Security held as collateral for securities loan. The rate quoted is the annualized seven day yield of the fund at period end. (See Note I)
The accompanying notes are an integral part of the .nancial statements.

Statement of Assets and Liabilities
December 31, 2003
Assets

Investments-at market value (including securities loaned of $10,302,513)
(cost $144,286,113)-see note I                                     $168,980,061
Dividends receivable                                                    179,152
Receivable for shares of bene.cial interest sold                        132,291
                                                                  -------------
Total Assets                                                       $169,291,504

Liabilities

Short-term borrowing                                                $16,832,482
Collateral on securities loaned, at value-see note I                 10,669,999
Payable for shares of bene.cial interest repurchased                     86,168
Accrued investment advisory fee                                          65,272
Accrued expenses                                                         77,040
                                                                    -----------
Total Liabilities                                                    27,730,961

Net Assets                                                         $141,560,543

Net Assets Consist of:

Capital paid-in                                                    $134,047,946
Accumulated net realized loss                                      (17,181,351)
Net unrealized appreciation of investments                           24,693,948
                                                                  -------------
Net Assets                                                         $141,560,543

Net Asset Value, offering price and redemption price per share
($141,560,543/9,278,207 shares)                                          $15.26
                                                                         ------

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Year Ended December 31, 2003

Investment Income
Dividend income                                                      $2,104,827
Other income                                                             24,108
                                                                    -----------
Total Income                                                          2,128,935

Expenses
Investment advisory fee                                                $744,809
Administrative expenses and salaries                                    392,495
Interest expense                                                        283,316
Printing, postage and stationary                                         83,300
Legal fees                                                               82,000
Computer and related expenses                                            75,125
Audit fees                                                               71,250
Insurance                                                                37,500
Registration and filing fees                                             25,375
Trustee fees                                                             20,000
Commitment fee                                                           14,871
Telephone expense                                                        13,250
Custodian fees                                                            6,710
Miscellaneous fees                                                        7,425
                                                                      ---------
Total Expenses                                                        1,857,426

Net Investment Income                                                   271,509
                                                                       --------

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions                      (3,955,081)
Change in unrealized appreciation (depreciation) of investments      36,617,308
                                                                    -----------
Net realized and unrealized gain on investments                      32,662,227

Net Increase in Net Assets Resulting from Operations                $32,933,736
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
                                                                        Year Ended               Year Ended
                                                                        December 31,             December 31,
                                                                        2003                     2002

Increase (Decrease) in Net Assets

From Operations:
Net investment income                                                   $271,509                 $259,677
Net realized loss from investment transactions                        (3,955,081)              (3,378,604)
Change in unrealized appreciation (depreciation) of investments       36,617,308              (36,690,613)
                                                                     ------------            -------------
Net Increase (Decrease) in Net Assets
Resulting from Operations                                             32,933,736              (39,809,540)
                                                                     -----------             -------------

Distributions to Shareholders
From net investment income                                              (279,662)                (251,524)
From net realized gains on investments                                         -                        -
                                                                        ---------                ---------

Total Distributions                                                     (279,662)                (251,524)
                                                                        ---------                ---------

From Net Fund Share Transactions                                     (17,079,254)             (21,171,251)
                                                                     ------------             ------------

Total Increase (Decrease) in Net Assets                               15,574,820              (61,232,315)

Net Assets:
Beginning of Period                                                  125,985,723              187,218,038
                                                                    ------------              ------------

End of Period                                                       $141,560,543             $125,985,723
                                                                   -------------             -------------

The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                                Year Ended December 31,
                                      2003              2002            2001            2000            1999
Per Share Data^

Net Asset Value:
Beginning of Period                   $11.91            $15.43          $20.23          $26.08          $20.47
Income From Investment
Operations:
Net investment gain(loss)              0.03              0.02           (0.01)          (0.09)           0.01
Net realized and unrealized gain
(loss) on investment                   3.35             (3.52)          (3.35)          (3.71)           5.93
                                      -----             ------          ------          ------           ----
Total from investment operations       3.38             (3.50)          (3.36)          (3.80)           5.94

Less Distributions:
Net investment income                 (0.03)            (0.02)           0.00            0.00           (0.02)
Capital gain                             --              0.00           (1.44)          (2.05)          (0.31)
                                      ------            ------          ------          ------          ------
Total Distributions                   (0.03)            (0.02)          (1.44)          (2.05)          (0.33)
Net Asset Value:
End of Period                         $15.26            $11.91          $15.43         $20.23           $26.08

Total Return                          28.39%           -22.67%         -17.15%        -14.96%           29.13%

Ratios & Supplemental Data
Net assets end of period
(in millions)                        $141,561         $125,986        $187,218        $272,222         $357,650
Ratio of operating expenses to
average net assets (includes interest
expenses)                               1.43%            1.31%           1.14%           0.97%            0.85%
Ratio of interest expense to
average net assets                      0.22%            0.21%           0.14%           0.22%            0.10%
Ratio of net investment income
to average net assets                   0.21%            0.17%          -0.05%          -0.34%            0.03%

Portfolio turnover rate                   25%              26%             30%             33%              31%

^Average share method used to calculate per share data


Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassi.cations to paid-incapital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Use of Estimates: The preparation of .nancial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the .nancial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract and Affiliated Expenses

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery and Michael Baldwin are of.cers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary of.ce space and portfolio accounting and bookkeeping services. The salaries of all of.cers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $35,392,313 and $52,073,315, respectively, for the year ended December 31, 2003.

Note E-Shares of Beneficial Interest

At December 31, 2003, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:


                                                2003                            2002
                                        ----------------------          ----------------------
                                        Shares          Amount          Shares          Amount
Shares sold                             441,531         $ 5,812,191     2,325,562       $ 32,176,655
Shares issued to shareholders
in reinvestment of
distributions from net
investment income and
realized gains from security
transactions                            16,607            $ 244,620        17,697          $ 219,978
                                      ---------         -----------    ----------      --------------
                                        458,138         $ 6,056,811     2,343,259       $ 32,396,633
Shares repurchased                   (1,764,370)       $(23,136,065)   (3,894,744)      $(53,567,884)
                                     ----------        ------------    ----------      --------------
Net decrease                         (1,306,232)       $(17,079,254)   (1,551,485)      $(21,171,251)


Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is suf.cient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. The Fund has entered an agreement which enables the Fund to borrow up to $25,000,000 from an unsecured line of credit State Street Bank and Trust. At December 31, 2003, the Fund had unused lines of credit amounting to $8,167,518. In addition the fund pays a commitment fee of 0.12% per annum, payable at the end of each quarter based on the unused portion of the line of credit.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2003:

Average amount outstanding (total of daily outstanding principal
balancesdivided by number of days during the period)                $14,625,967
Weighted average interest rate (actual interest expense on
short-term borrowing divided by average short-term borrowings
outstanding)                                                              1.94%

Note H-Additional Tax Information

The tax character of distributions paid during the fiscal year ended December 31, 2002 and 2003 were $251,524 and $279,662 respectively, and were classified as ordinary income.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:

                                                        2003
Capital loss carryforward                          $(17,181,351)
Unrealized gains (losses)-net                        24,693,948
                                                  --------------
Total accumulated earnings (losses-net)             $ 7,512,597
Capital loss carryforward year of expiration          2009-2011

At December 31, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                        2003
Tax cost                                           $144,286,113
Gross unrealized gain                                29,308,144
Gross unrealized loss                                (4,614,196)
Net unrealized security gain (loss)                $ 24,693,948

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2003, the value of securities loaned and the value of collateral was $10,302,513 and $10,669,999, respectively. During the year ended December 31, 2003, income from securities lending amounted to $5,662. The value of loaned securities and cash collateral at year end are disclosed on the Fund's statement of assets and liabilities.

Report of Ernst & Young Independent Auditors

To the Board of Trustees and Shareholders of Northeast Investors Growth Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Northeast Investors Growth Fund (the "Fund") as of December 31, 2003, and the related statement of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated February 14, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the .nancial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2003, the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP
Boston, Massachusetts
February 9, 2004

Trustees and Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, and Michael Baldwin. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain information about the Fund's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                                Principal
                                                Length of                       Occupation(s)           Other
                        Position(s) Held        Time                            During                  Directorships
Name, Address and Age   with Trust              Served(1)                       Last 5 Years            held by Trustee

                                                AFFILIATED TRUSTEES AND FUND OFFICERS

William A. Oates, Jr.   President and           23 years                        Trustee and
150 Federal Street      Trustee                                                 President of
Boston, MA                                                                      Northeast Investors
Age 61                                                                          Growth Fund

Ernest E. Monrad        Trustee                 23 years                        Trustee of the          Century Shares
150 Federal Street                                                              Northeast Investors     Trust
Boston, MA                                                                      Trust                   Century Capital
Age 73                                                                                                  Management Trust
                                                                                                        The New America
                                                                                                        High Income Fund,
                                                                                                        Inc.
                                                                                                        Northeast Investors
                                                                                                        Trust
Gordon C. Barrett       Senior Vice             10 years                        Officer of the
150 Federal Street      President and                                           Northeast Investors
Boston, MA              Chief Financial                                         Growth Fund,
Age 47                  Officer                                                 Northeast Investors
                                                                                Trust, Northeast
                                                                                Investment
                                                                                Management, Inc.

Robert B. Minturn       Trustee, Clerk,         23 years                        Clerk and Trustee       Northeast Investors
150 Federal Street      and Vice                                                of the Northeast        Trust
Boston, MA              President                                               Investors Trust
Age 64

                                                INDEPENDENT TRUSTEES

John C. Emery           Trustee                 23 years                        Partner, Law Firm
One Post Office Square                                                          of Sullivan &
Boston, MA                                                                      Worcester
Age 73
Michael Baldwin         Trustee                 4 years                         Partner, Baldwin
3 Barnabas Road                                                                 Brothers, Inc.
Marion, MA
Age 63
(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.
Ernest E. Monrad
Robert B. Minturn
John C. Emery
Michael Baldwin

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & CFO
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President & Clerk
Bruce H. Monrad, Vice President
Richard J. Semple, Vice President
David A. Randall, Vice President

Investment Advisors
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                                Northeast Investors Growth Fund
                                150 Federal Street
                                Boston, Massachusetts 02110
                                800-225-6704 )617-523-3588
                                www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.





Item 2. Code of Ethics.

As of the end of the period, December 31, 2003, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as Exhibit 10(a)(1) to this Form N- CSR. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.



Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's directors who are considered to be "interested persons" as defined in
Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent directors. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the Board of Directors.



Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.    The aggregate fees billed for each of the last two fiscal
years (the "Reporting Periods") for professional services rendered by the registrant's principal accountant (the "Auditor") for the audit of the registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,750 in 2002 and $74,500 in 2003.


(b) Audit-Related Fees. No fees were billed for each of the last two fiscal years for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the registrant's financial statements other than as set forth in Item 4(a).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor to the registrant for tax compliance, tax advice and tax planning ("Tax Services") were $4,000 in 2002 and $5,000 in 2003. These services consisted of preparing the registrant's Federal income and excise tax returns.

All of such Tax Services rendered by the Auditor to the registrant in fiscal 2003 required pre-approval by the Audit Committee. Such services were not required to be pre-approved by the Audit Committee in fiscal 2002.

(d) All Other Fees. No fees were billed for products and services provided by the Auditor in 2002, other than services reported in (a) through (c) of this Item. In 2003, the Auditor provided services relating to a review of the Fund's anti-money laundering policies and procedures, for which fees billed were $4,500.

There were no fees paid in the last two fiscal years to the Auditor for products and services rendered by the Auditor to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.



(e) Audit Committee Pre-Approval Policies and Procedures. (1) The registrant's Audit Committee has established policies and procedures for
pre-approval of the Auditor's services to the registrant.   Audit services
provided to the registrant require specific pre-approval by the Audit Committee. Pre-approval considerations for audit services include the fees and other compensation to be paid to the Auditor and whether the proposed services are compatible with maintaining the Auditor's independence. In addition, the Audit Committee must pre-approve any non-audit services to be provided by the Auditor. Pre-approval considerations for such non-audit services include, among other things, the fees and other compensation to be paid to the Auditor and whether the engagement relates directly to the operations and financial reporting of the registrant.



(2) None of the services provided to the registrant described in paragraph (c) of Item 4 were provided under a pre-approval waiver procedure pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All such services were pre-approved by the Audit Committee for fiscal 2003. Such services were not required to be pre-approved by the Audit Committee in fiscal 2002.



(f) No disclosures are required by this Item 4(f).



(g) Non-Audit Fees. No non-audit fees were billed by the Auditor for services related to the registrant, and rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for the last two fiscal years.



(h) Auditor Independence. The registrant's Audit Committee would consider whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant which were not pre-approved (not requiring pre-approval) would be compatible with maintaining the Auditor's independence; no such services were provided in fiscal 2002 and 2003.



Item 5. Audit Committee of Listed Registrants.

Not applicable.



Item 6. [Reserved]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. [Reserved]



Item 9. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective~as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1)   99.CODE ETH.  Code of Ethics referred to in Item 2.

(a)(2) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                                              June, 2003


                        NORTHEAST INVESTORS GROWTH FUND
                   CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND
                           SENIOR FINANCIAL OFFICERS


I.       Covered Officers/Purpose of the Code

         This code of ethics (this "Code") of Northeast Investors Growth Fund the "Fund") applies to the Fund's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

o full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

o compliance with applicable laws and governmental rules and regulations;

o the prompt internal reporting of violations of the Code to the Fund's Compliance Officer, Richard J. Semple; and

o        accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest


          Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

          Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" of the Fund. The Fund's compliance procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these procedures, and such conflicts fall outside of the parameters of this Code.

          Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Fund and its investment adviser, of which the Covered Officers may also be officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Fund. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

          Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

                                  * * * *

          Each Covered Officer must:

o not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

o not cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the Fund;

o not use material non-public knowledge of portfolio transactions made or contemplated for the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

          There are some conflict of interest situations that may be discussed with the Fund's Compliance Officer, if material. Examples of these include:

o        service as a director on the board of any public company;

o the receipt of any entertainment from any company with which the Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

o any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser or any affiliated person thereof;

o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     Disclosure and Compliance

o Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Fund;

o each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's trustees and auditors, and to governmental regulators and self-regulatory organizations;

o each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Fund and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Fund files with, or submits to, the SEC and in other public communications made by the Fund; and

o it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.      Reporting and Accountability

          Each Covered Officer must:

o upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing that he has received, read, and understands the Code;

o not retaliate against any other Covered Officer or any employee of the Fund or their affiliated persons for reports of potential violations that are made in good faith; and

o notify the Compliance Officer promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Compliance Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Fund's Board of Trustees (the "Board").


          The Fund will follow these procedures in investigating and enforcing this Code:

o the Compliance Officer will take all appropriate action to investigate any potential violations reported to him;

o if, after such investigation, the Compliance Officer believes that no violation has occurred, the Compliance Officer is not required to take any further action;

o any matter that the Compliance Officer believes is a violation will be reported to the Board;

o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss or otherwise discipline the Covered Officer; and

o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       Other Policies and Procedures

          This Code shall be the sole code of ethics adopted by the Fund for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Fund, or the Fund's adviser, govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Fund's and its investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      Amendments

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent trustees.

VII.     Confidentiality

          All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Board, the Fund, its adviser and counsel to any of them.


VIII.    Internal Use

          The Code is intended solely for the internal use by the Fund and does not constitute an admission, by or on behalf of the Fund, as to any fact, circumstance, or legal conclusion.


Date:  March 5, 2004



                           Exhibit A

Persons Covered by this Code of Ethics for Principal Executive and Senior Financial Officers.






                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 5, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 5, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 5, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: March 5, 2004



                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant  deficiencies and material  weaknesses in
the design or operation of internal control  over  financial   reporting  which
are  reasonably   likely  to  adversely  affect  the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 5, 2004                     William A. Oates, Jr.
                                            President
                                            (principal executive officer)




         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant  deficiencies and material  weaknesses in
the design or operation of internal control  over  financial   reporting  which
are  reasonably   likely  to  adversely  affect  the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 5, 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)




                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2003 of the Company (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 5, 2004
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 5, 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.